INCOME TAX AND DEFERRED TAX ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of provision for income taxes

	June 30,	June 30,
	2024	2023
Current	$—	$—
Deferred tax adjustment	—	(11,071)
Total income tax	$—	$(11,071)

Schedule of deferred tax assets and liabilities

	June 30,		December 31,
Deferred Tax Assets (Liabilities):	2024		2023
Accounts receivable, net		$11,767	$11,800
Net operating loss - China		559,176	475,900
Net operating loss - UK		179,855	110,215
Deferred tax assets		750,798	597,915
Valuation allowance		(750,798)	(597,915)
Net deferred tax assets (liabilities)		$—	$—

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

	June 30,	June 30,
China	2024	2023
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	(2.52)%
Effective rate	0.00%	(2.25)%

United Kingdom
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%